Convertible notes payable consisted of the following: (Details) - USD ($)		6 Months Ended						9 Months Ended	12 Months Ended
		Jan. 27, 2022	Jan. 19, 2022	Jan. 27, 2021	Jan. 19, 2021	Dec. 31, 2016	Jul. 18, 2016	Nov. 30, 2022	Feb. 28, 2022		Feb. 28, 2021	Aug. 30, 2022	Jul. 18, 2021	[4]
Short-Term Debt [Line Items]
Total convertible notes payable								$ 750,000	$ 3,500		$ 893,500
Less: current portion of convertible notes payable								(750,000)	(3,500)		(893,500)
Less: discount on noncurrent convertible notes payable
Convertible Notes Payable, Noncurrent
Current portion of convertible notes payable								750,000	3,500		893,500
Less: discount on current portion of convertible notes payable								(433,932)	0		(697,276)	$ (39,500)
Current portion of convertible notes payable, net of discount								$ 316,068	3,500	[1]	196,224
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jul. 18, 2016
Debt Instrument, Maturity Date	[2]							Jul. 18, 2017
Convertible Notes Payable12 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date				Jan. 27, 2021	Jan. 19, 2021	Dec. 31, 2016
Conversion rate per share								$ 0.003 [3]					$ 0.003
Total convertible notes payable									3,500		$ 3,500
Convertible Notes Payable1 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Aug. 09, 2022
Debt Instrument, Maturity Date								Aug. 09, 2023
Conversion rate per share	[5]							$ 0.009
Total convertible notes payable								$ 750,000
Convertible Notes Payable 12 Membe [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Jan. 27, 2022	Jan. 19, 2022				Jul. 18, 2016		Jul. 18, 2017	[6]	Dec. 31, 2020
Convertible Notes Payable 13 [Member]
Short-Term Debt [Line Items]
Total convertible notes payable											$ 65,000
Convertible Notes Payable 14 [Member]
Short-Term Debt [Line Items]
Conversion rate per share			$ 0.04
Total convertible notes payable											275,000
Convertible Notes Payable 15 [Member]
Short-Term Debt [Line Items]
Conversion rate per share	[7]	$ 0.10
Total convertible notes payable											$ 550,000

[1]	Derived from audited information
[2]	This note was in default as of February 28, 2022. Default interest rate 22%
[3]	The conversion price was not subject to adjustment from forward or reverse stock splits. Effective in August 2022 this note (and accrued interest) was no longer convertible.
[4]	The conversion price is not subject to adjustment from forward or reverse stock splits.
[5]	Subject to adjustment for dilutive issuances
[6]	The indicated note was in default as of February 28, 2022. Default interest rate 22%
[7]	The per share conversion price into which Principal Amount and interest (including any Default Interest) under this Note shall be convertible into shares of Common Stock hereunder (the “Conversion Price”) shall be equal to $0.10 per share (the “Fixed Conversion Price”); provided, however, that if, the lowest traded price on the date six (6) months from the issue date hereof is below the Fixed Conversion Price, and no default exists, the conversion shall be $0.05 (the “Alternative Fixed Conversion Price”) provided, further, that upon any Event of Default (as defined herein) after the Issue Date, the Conversion Price shall equal the lower of (i) $0.03 (the “Default Fixed Conversion Price”); or (ii) seventy percent (70%) multiplied by the lowest closing price of the Common Stock during the fifteen (15) consecutive Trading Day period immediately preceding the date of the respective event of default (the “Default Conversion Price”); the Company amended this agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance. This resulted an additional derivative discount of $438,835 and a loss on extinguishment of $360,125.